Note 3 - Discontinued Operations (Details Textual) - USD ($)		3 Months Ended								12 Months Ended
	Mar. 03, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax		$ (1,764,000)	$ 1,702,000	$ (5,865,000)	$ (1,004,000)	$ (564,000)	$ (1,562,000)	$ (1,520,000)	$ (1,309,000)	$ (6,931,137)	$ (4,518,938)	[1]	$ (5,367,801)
Disposa Group, Including Discontinued Operation, Royalty Revenue											1,194,660
GDS Business [Member
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax											759,000
Disposa Group, Including Discontinued Operation, Royalty Revenue											1,200,000
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period											$ 436,000
Sale of Assets to Cardinal Health 414 [Member] | Subsequent Event [Member]
Sale of Assets, Cash Received from Buyer, After Adjustments, Inventory Transferred	$ 80,600,000
Sale of Assets, Cash Received from Buyer, After Adjustments, Advances of Guaranteed Earnout Payments	$ 3,000,000

[1]	Amount not allocated to a reportable segment represents contingent consideration recognized related to 2015 GDS Business revenue royalties pursuant to the 2011 sale of the GDS Business to Devicor, net of tax effect. See Note 1(a).